STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (15,265,396)	$ (7,209,680)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,793,627)	(714,993)
Change in fair value of warrant liabilities	13,924,875	6,999,875
Transaction costs		560,698
Unrealized (gain) loss on marketable securities held in Trust Account	(3,447)	6,479
Deferred income tax provision (benefit)	1,361	(1,361)
Changes in operating assets and liabilities:
Prepaid expenses	112,048	(202,472)
Prepaid income taxes	(255,364)
Accounts payable and accrued expenses	1,976,231	180,244
Income taxes payable	(94,636)	94,636
Net cash used in operating activities	(1,397,955)	(286,574)
Cash Flow from Investing Activities:
Investment of cash in Trust Account		(316,250,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	713,860
Net cash provided by (used in) investing activities	713,860	(316,250,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		309,925,000
Proceeds from sale of Private Placement Warrants		8,325,000
Proceeds from promissory notes – related party		124,992
Repayment of promissory notes – related party		(224,992)
Payment of offering costs		(571,876)
Net cash provided by financing activities		317,578,124
Net Change in Cash	(684,095)	1,041,550
Cash – Beginning	1,083,611	42,061
Cash – Ending	399,516	1,083,611
Supplemental cash flow information:
Cash paid for income taxes	350,000
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to redemption		286,727,625
Change in value of common stock subject to possible redemption	(15,265,401)	(6,633,789)
Initial classification of warrant liabilities		(14,807,125)
Deferred underwriting fee payable	$ 11,068,750	$ 11,068,750